UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
July 31, 2018
unaudited
Common stocks 95.82% Energy 10.38%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	12,735,000	$440,376
Cabot Oil & Gas Corp.	13,411,000	315,159
Chevron Corp.	11,995,094	1,514,621
ConocoPhillips	8,725,300	629,705
Enbridge Inc.	46,973,200	1,664,260
EOG Resources, Inc.	3,656,800	471,508
Exxon Mobil Corp.	10,710,000	872,972
Halliburton Co.	6,970,100	295,672
Helmerich & Payne, Inc.	2,591,039	158,960
Pioneer Natural Resources Co.	4,016,000	760,108
Royal Dutch Shell PLC, Class A (ADR)	773,073	52,855
Royal Dutch Shell PLC, Class B (ADR)	35,640,301	2,531,887
Schlumberger Ltd.	21,146,700	1,427,825
		11,135,908
Materials 4.21%
Air Products and Chemicals, Inc.	1,790,000	293,864
CF Industries Holdings, Inc.	3,311,900	147,115
DowDuPont Inc.	31,910,599	2,194,492
LyondellBasell Industries NV	135,000	14,957
Nucor Corp.	4,575,187	306,217
Nutrien Ltd.	977,440	52,987
Praxair, Inc.	6,309,300	1,056,808
Rio Tinto PLC (ADR)	1,216,800	67,532
WestRock Co.	6,575,000	381,218
		4,515,190
Industrials 10.66%
Boeing Co.	7,759,000	2,764,532
C.H. Robinson Worldwide, Inc.	28,542	2,633
Caterpillar Inc.	6,908,000	993,370
CSX Corp.	7,442,700	526,050
Deere & Co.	1,525,800	220,921
General Dynamics Corp.	1,128,400	225,409
General Electric Co.	4,523,800	61,659
IDEX Corp.	235,400	36,153
Ingersoll-Rand PLC	4,000,000	394,040
Johnson Controls International PLC	20,428,000	766,254
Lockheed Martin Corp.	6,731,300	2,195,077
Norfolk Southern Corp.	3,767,200	636,657
Northrop Grumman Corp.	4,922,527	1,479,170
PACCAR Inc.	3,263,000	214,444
Parker-Hannifin Corp.	800,000	135,240
Republic Services, Inc.	1,500,000	108,720
Rockwell Automation	940,000	176,306
Washington Mutual Investors Fund — Page 1 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	3,191,000	$478,299
Waste Management, Inc.	216,300	19,467
		11,434,401
Consumer discretionary 8.75%
Booking Holdings Inc.[1]	11,500	23,330
Carnival Corp., units	305,900	18,122
CBS Corp., Class B	4,556,900	240,012
Cinemark Holdings, Inc.	5,700,000	204,744
Comcast Corp., Class A	58,427,578	2,090,539
General Motors Co.	18,228,000	691,023
Home Depot, Inc.	18,270,700	3,608,829
McDonald’s Corp.	1,696,000	267,188
Newell Brands Inc.	12,992,000	340,260
NIKE, Inc., Class B	3,844,800	295,704
Starbucks Corp.	8,618,100	451,502
Twenty-First Century Fox, Inc., Class A	3,700,000	166,500
VF Corp.	7,813,000	719,343
Viacom Inc., Class B	498,500	14,481
Whirlpool Corp.	329,700	43,224
Wynn Resorts, Ltd.	1,276,800	212,945
		9,387,746
Consumer staples 5.54%
Coca-Cola Co.	39,140,000	1,825,098
Coca-Cola European Partners plc	6,736,000	277,792
Costco Wholesale Corp.	2,819,400	616,631
Hormel Foods Corp.	16,785,400	603,771
Kraft Heinz Co.	782,900	47,170
Mondelez International, Inc.	2,635,700	114,337
Nestlé SA (ADR)	15,843,800	1,291,428
Procter & Gamble Co.	4,361,500	352,758
Sysco Corp.	6,000,000	403,260
Unilever NV	286,300	16,451
Walgreens Boots Alliance, Inc.	5,798,700	392,108
		5,940,804
Health care 13.28%
AbbVie Inc.	8,877,050	818,730
Aetna Inc.	7,091,000	1,335,874
AmerisourceBergen Corp.	177,200	14,500
AstraZeneca PLC (ADR)	5,727,327	224,110
Bristol-Myers Squibb Co.	10,446,100	613,709
CVS Health Corp.	9,000,000	583,740
Danaher Corp.	670,200	68,749
Eli Lilly and Co.	1,701,800	168,155
Gilead Sciences, Inc.	3,272,300	254,683
Humana Inc.	6,035,000	1,896,076
Johnson & Johnson	14,663,500	1,943,207
Medtronic PLC	1,000,000	90,230
Merck & Co., Inc.	35,954,700	2,368,336
Novo Nordisk A/S, Class B (ADR)	451,400	22,466
Pfizer Inc.	34,032,900	1,358,934
ResMed Inc.	2,167,000	229,225
Washington Mutual Investors Fund — Page 2 of 6

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	979,700	$229,769
UnitedHealth Group Inc.	8,019,467	2,030,690
		14,251,183
Financials 14.88%
Bank of America Corp.	13,273,000	409,870
Bank of New York Mellon Corp.	5,092,200	272,280
BlackRock, Inc.	2,566,000	1,290,082
BNP Paribas SA (ADR)	730,000	23,849
Capital One Financial Corp.	10,408,000	981,683
Charles Schwab Corp.	1,617,900	82,610
Chubb Ltd.	8,990,730	1,256,185
Citigroup Inc.	5,500,000	395,395
CME Group Inc., Class A	11,662,636	1,855,759
Discover Financial Services	5,927,200	423,261
Goldman Sachs Group, Inc.	1,445,000	343,086
Huntington Bancshares Inc.	19,416,100	299,785
Invesco Ltd.	6,668,731	179,989
JPMorgan Chase & Co.	15,668,800	1,801,129
M&T Bank Corp.	500,000	86,675
Marsh & McLennan Companies, Inc.	23,898,099	1,992,145
Moody’s Corp.	533,200	91,241
PNC Financial Services Group, Inc.	9,446,600	1,368,151
S&P Global Inc.	1,977,100	396,290
State Street Corp.	1,095,256	96,722
Wells Fargo & Co.	40,488,200	2,319,569
		15,965,756
Information technology 17.20%
Accenture PLC, Class A	1,701,500	271,100
Alphabet Inc., Class A1	817,600	1,003,375
Alphabet Inc., Class C1	366,650	446,308
Amphenol Corp., Class A	7,747,500	724,469
Analog Devices, Inc.	4,915,300	472,557
Apple Inc.	2,322,900	442,025
ASML Holding NV (New York registered)	2,710,000	579,940
Broadcom Inc.	9,089,500	2,015,778
HP Inc.	3,700,700	85,412
Intel Corp.	58,088,100	2,794,038
Intuit Inc.	3,350,000	684,204
Jack Henry & Associates, Inc.	2,200,900	296,461
Mastercard Inc., Class A	2,790,200	552,460
Microsoft Corp.	59,772,500	6,340,667
QUALCOMM Inc.	6,972,850	446,890
Texas Instruments Inc.	4,677,300	520,677
Visa Inc., Class A	5,706,600	780,320
		18,456,681
Telecommunication services 2.30%
AT&T Inc.	9,000,000	287,730
Verizon Communications Inc.	42,339,300	2,186,401
		2,474,131
Washington Mutual Investors Fund — Page 3 of 6

unaudited
Common stocks Utilities 2.55%	Shares	Value (000)
CMS Energy Corp.	8,065,077	$389,866
Dominion Energy, Inc.	7,129,000	511,221
DTE Energy Co.	4,850,000	526,419
Duke Energy Corp.	900,000	73,458
Exelon Corp.	1,972,500	83,831
National Grid PLC (ADR)	2,693,566	145,668
PG&E Corp.	1,098,500	47,323
Pinnacle West Capital Corp.	1,500,000	120,645
Public Service Enterprise Group Inc.	8,430,000	434,651
Sempra Energy	3,532,600	408,333
		2,741,415
Real estate 1.36%
Digital Realty Trust, Inc. REIT	3,657,643	444,111
Public Storage REIT	1,725,000	375,757
Simon Property Group, Inc. REIT	2,390,000	421,142
Ventas, Inc. REIT	3,800,000	214,244
		1,455,254
Miscellaneous 4.71%
Other common stocks in initial period of acquisition		5,060,194
Total common stocks (cost: $64,759,740,000)		102,818,663
Short-term securities 4.15%	Principal amount (000)
Apple Inc. 2.01% due 8/7/2018–8/15/2018[2]	$90,000	89,945
Bank of New York Co., Inc. 1.87% due 8/1/2018	2,350	2,350
CAFCO, LLC 1.96% due 8/6/2018[2]	100,000	99,968
Chariot Funding, LLC 2.27% due 9/10/2018[2]	75,000	74,822
CHARTA, LLC 2.25%–2.27% due 9/4/2018–10/11/2018[2]	125,000	124,573
Chevron Corp. 1.96%–2.00% due 8/17/2018–9/17/2018[2]	100,000	99,866
Coca-Cola Co. 2.01% due 8/15/2018[2]	25,000	24,980
ExxonMobil Corp. 1.99%–2.03% due 8/13/2018–9/5/2018	125,000	124,821
Fannie Mae 1.85% due 8/6/2018	50,000	49,987
Federal Home Loan Bank 1.82%–2.00% due 8/1/2018–10/30/2018	2,223,625	2,219,237
Freddie Mac 1.89%–1.98% due 8/20/2018–11/2/2018	265,000	264,009
General Dynamics Corp. 2.03% due 8/8/2018[2]	25,000	24,989
Honeywell International Inc. 1.98% due 8/1/2018[2]	20,700	20,699
IBM Corp. 2.14% due 9/24/2018[2]	47,800	47,652
IBM Credit LLC 2.05% due 8/8/2018–9/13/2018[2]	98,800	98,659
Intel Corp. 1.98% due 8/6/2018[2]	50,000	49,984
Jupiter Securitization Co., LLC 2.28% due 10/3/2018[2]	35,700	35,563
National Rural Utilities Cooperative Finance Corp. 2.00% due 8/6/2018	16,400	16,395
Paccar Financial Corp. 2.07% due 8/23/2018	26,800	26,766
PepsiCo Inc. 1.92%–1.99% due 8/7/2018–8/8/2018[2]	75,000	74,970
Pfizer Inc. 2.02%–2.11% due 8/21/2018–10/16/2018[2]	162,400	161,837
U.S. Treasury Bills 1.61%–2.03% due 8/2/2018–11/23/2018	727,600	725,645
Total short-term securities (cost: $4,457,771,000)		4,457,717
Total investment securities 99.97% (cost: $69,217,511,000)		107,276,380
Other assets less liabilities 0.03%		27,727
Net assets 100.00%		$107,304,107
Washington Mutual Investors Fund — Page 4 of 6

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,028,507,000, which represented .96% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Washington Mutual Investors Fund — Page 5 of 6

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$11,135,908	$—	$—	$11,135,908
Materials	4,515,190	—	—	4,515,190
Industrials	11,434,401	—	—	11,434,401
Consumer discretionary	9,387,746	—	—	9,387,746
Consumer staples	5,940,804	—	—	5,940,804
Health care	14,251,183	—	—	14,251,183
Financials	15,965,756	—	—	15,965,756
Information technology	18,456,681	—	—	18,456,681
Telecommunication services	2,474,131	—	—	2,474,131
Utilities	2,741,415	—	—	2,741,415
Real estate	1,455,254	—	—	1,455,254
Miscellaneous	5,060,194	—	—	5,060,194
Short-term securities	—	4,457,717	—	4,457,717
Total	$102,818,663	$4,457,717	$—	$107,276,380

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-001-0918O-S66151	Washington Mutual Investors Fund — Page 6 of 6

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2018